PARENT ONLY FINANCIAL STATEMENTS (Details 1) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2015	Jun. 30, 2014
Operating expenses:
Income tax benefit	$ 122	$ 148	$ 81	$ 74	$ 21	$ 153	$ 190	$ 295	$ 425	$ 659
Net income	$ 695	$ 694	$ 668	$ 479	$ 353	$ 583	$ 582	$ 762	2,536	2,280
Parent [Member]
Interest income:
ESOP loan									120	147
Securities									21	8
Other income:
Equity in earnings of United Community Bank									2,689	2,480
Net revenue									2,830	2,635
Operating expenses:
Other operating expenses									394	451
Income before income taxes									2,436	2,184
Income tax benefit									(100)	(96)
Net income									$ 2,536	$ 2,280